Financial risk management objectives and policies - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Borrowings	$ 29,622	$ 30,295
Hedged item
Net cash inflow	131	30	$ 97
Floating rate
Hedging instrument
Total carrying value	$ 5,733	$ 5,617